DEPOSIT ON ACQUISITION OF COMMERCIAL BANCORP - Amendment to Bank Acquisition Agreement (Details)	Feb. 26, 2024 USD ($) shares
DEPOSIT ON ACQUISITION OF COMMERCIAL BANCORP
Shares issued in lieu of nonrefundable escrow deposit | shares	40,000
Nonrefundable escrow deposit | $	$ 2.28